UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01745
                                                     ---------

                                 WPG Tudor Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                909 Third Avenue
                               New York, NY 10022
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Lengieza
                         Weiss, Peck & Greer Investments
                                909 Third Avenue
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-832-8286
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((sections) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

                WPG TUDOR FUND
                PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2005

  NUMBER
OF SHARES                       SECURITY                               VALUE
---------                       --------                            -----------
                COMMON STOCKS (98.3%)
                CAPITAL GOODS (14.3%)
                AEROSPACE/DEFENSE (0.5%)
    3,900 *     Alliant Techsystems, Inc.                           $   278,655
                                                                    -----------

                BIOTECHNOLOGY (0.2%)
   32,012 *   # Durect Corp.                                            116,524
                                                                    -----------

                COMMUNICATION (3.4%)
   93,200 *     Axesstel, Inc.                                          409,148
   31,500 *     Captaris, Inc.                                          127,575
   22,400 *     Ditech Communications Corp.                             279,328
   70,450 *     IDT Corp., Class B                                    1,041,955
                                                                    -----------
                                                                      1,858,006
                                                                    -----------

                COMPUTER SOFTWARE & SERVICES (3.4%)
  407,100 *     Watchguard Technologies, Inc.                         1,314,933
   90,800 *     webMethods, Inc.                                        497,584
                                                                    -----------
                                                                      1,812,517
                                                                    -----------

                CONSTRUCTION (3.0%)
   18,500 *     Dycom Industries, Inc.                                  425,315
  209,900 *     GrafTech International Ltd.                           1,194,331
                                                                    -----------
                                                                      1,619,646
                                                                    -----------

                TECHNOLOGY (3.8%)
   16,450 *     Embarcadero Technologies, Inc.                          108,406
   13,100 *   # Lipman                                                  376,494
    9,300 *     Multi-Fineline Electronix, Inc.                         164,145
   70,900 *   # Neoware Systems, Inc.                                   739,487
   36,000 *     Overland Storage, Inc.                                  528,480
  136,700 *   # Pemstar, Inc.                                           161,306
                                                                    -----------
                                                                      2,078,318
                                                                    -----------
                                                                      7,763,666
                                                                    -----------

                CONSUMER (35.6%)
                BASIC MATERIALS (4.4%)
   16,800 *     Aftermarket Technology Corp.                            277,200
   23,750       Albemarle Corp.                                         863,550
   33,900 *     Hercules, Inc.                                          490,872
   16,400       UAP Holding Corp.                                       264,040
   11,900       York International Corp.                                466,242
                                                                    -----------
                                                                      2,361,904
                                                                    -----------

                BUSINESS SERVICES (7.8%)
   26,200       Ares Capital Corp.                                      429,680
  255,400 *     First Consulting Group, Inc.                          1,328,080
   23,700 *     FTI Consulting, Inc.                                    489,168
   28,200 *     Marlin Business Services, Inc.                          574,716
  146,400 *     MDC Partners, Inc.                                    1,392,264
                                                                    -----------
                                                                      4,213,908
                                                                    -----------

                CONSUMER CYCLICALS (4.0%)
  286,300 *     Applica, Inc.                                         1,448,678
   33,400 *     1-800-Flowers.com, Inc., Class A                        482,870
   10,900       Reebok International, Ltd.                              252,838
                                                                    -----------
                                                                      2,184,386
                                                                    -----------

  NUMBER
OF SHARES                       SECURITY                               VALUE
---------                       --------                            -----------
                ENTERTAINMENT (3.9%)
   19,600 *   # Alliance Gaming Corp.                                   187,964
   21,000 *     Mikohn Gaming Corp.                                     263,760
   44,700 *   # Multimedia Games, Inc.                                  346,872
  110,400 *     New Frontier Media, Inc.                                789,802
   26,300       Westwood One, Inc.                                      535,205
                                                                    -----------
                                                                      2,123,603
                                                                    -----------

                FOOD (3.2%)
    5,800 *     Cott Corp.                                              140,534
  121,000 *     Del Monte Foods Co.                                   1,312,850
    9,200       Landry's Restaurants, Inc.                              266,064
                                                                    -----------
                                                                      1,719,448
                                                                    -----------

                HEALTH CARE SERVICES (3.0%)
   12,900 *     Apria Healthcare Group, Inc.                            414,090
   71,700       D & K Healthcare Resources, Inc.                        600,129
   10,500 *     Endocare, Inc.                                           33,705
   14,300 *     K-V Pharmaceutical Co., Class A                         331,760
   11,000 *     Odyssey Healthcare, Inc.                                129,360
    9,400 *     U.S. Physical Therapy, Inc.                             131,412
                                                                    -----------
                                                                      1,640,456
                                                                    -----------

                OTHER (5.4%)
   51,903 *     Flanders Corp.                                          585,466
   20,900       Glatfelter                                              308,275
   11,600       Lifetime Hoan Corp.                                     179,684
    7,900       Lubrizol Corp. (The)                                    321,056
   69,090 *     Princeton Review, Inc. (The)                            380,686
   23,900       Schweitzer-Mauduit International, Inc.                  801,845
   24,154       Technology Investment Capital Corp.                     361,102
                                                                    -----------
                                                                      2,938,114
                                                                    -----------

                PRINTING (0.9%)
   11,900       Banta Corp.                                             509,320
                                                                    -----------

                RETAIL (3.0%)
    9,500       Brown Shoe Co., Inc.                                    325,565
  201,700 *   # Casual Male Retail Group, Inc.                        1,309,033
                                                                    -----------
                                                                      1,634,598
                                                                    -----------
                                                                     19,325,737
                                                                    -----------

                ENERGY (11.2%)
                ELECTRIC UTILITIES (2.3%)
   29,100 *     El Paso Electric Co.                                    552,900
   12,400       Great Plains Energy, Inc.                               379,192
   12,400       Hawaiian Electric Industries, Inc.                      316,448
                                                                    -----------
                                                                      1,248,540
                                                                    -----------

                MINING (1.5%)
   24,300 *   # Apex Silver Mines Ltd.                                  389,286
  648,000 *     Uranium Resources, Inc.                                 440,640
                                                                    -----------
                                                                        829,926
                                                                    -----------

                NATURAL GAS UTILITIES (2.0%)
   10,300       New Jersey Resources Corp.                              448,359
    6,000       UGI Corp.                                               272,520
   12,800       Vectren Corp.                                           340,992
                                                                    -----------
                                                                      1,061,871
                                                                    -----------

  NUMBER
OF SHARES                       SECURITY                               VALUE
---------                       --------                            -----------
                OIL & GAS EXPLORATION (1.4%)
   13,200 *     Energy Partners, Ltd.                                   342,804
   37,600 *     Warren Resources, Inc.                                  403,448
                                                                    -----------
                                                                        746,252
                                                                    -----------

                OIL FIELD SERVICES (4.0%)
   21,300 *     Matrix Service Co.                                       92,655
  353,800 *     Newpark Resources, Inc.                               2,083,882
                                                                    -----------
                                                                      2,176,537
                                                                    -----------
                                                                    -----------
                                                                      6,063,126
                                                                    -----------

                INTERMEDIATE GOODS & SERVICES (10.0%)
                TRANSPORTATION (10.0%)
   68,300 *     Air Methods Corp.                                       544,351
   32,600       Arlington Tankers Ltd.                                  766,100
   32,300 *     Dryships, Inc.                                          629,527
   32,700 *     Excel Maritime Carriers Ltd.                            603,315
  693,200 *   # International Shipping Enterprises, Inc.              1,730,042
   35,100 *     Republic Airways Holdings, Inc.                         438,750
   41,900 *     U.S. Xpress Enterprises, Inc.                           685,065
                                                                    -----------
                                                                      5,397,150
                                                                    -----------

                INTEREST SENSITIVE (27.2%)
                BANKS (13.3%)
   60,200       Bank Mutual Corp.                                       711,564
   15,300       BankUnited Financial Corp., Class A                     410,958
   15,250       Berkshire Hills Bancorp, Inc.                           514,687
   44,800       Brookline Bancorp, Inc.                                 667,520
   18,600       Commercial Capital Bancorp, Inc.                        378,510
   13,800       First Financial Bankshares, Inc.                        615,894
   15,700       FirstMerit Corp.                                        420,132
   26,200       Flagstar Bancorp, Inc.                                  512,210
   30,800       Jefferson Bancshares Inc. Tennessee                     380,380
   23,100       Macatawa Bank Corp.                                     775,582
   30,150       PFF Bancorp, Inc.                                       832,140
   32,000 *     SNB Bancshares, Inc. Texas                              361,920
   52,300       Synergy Financial Group, Inc.                           632,307
                                                                    -----------
                                                                      7,213,804
                                                                    -----------

                FINANCE (2.1%)
   18,200     # Gladstone Capital Corp .                                386,204
   51,100 *   # LaBranche & Company, Inc.                               475,230
   27,000 *     NASDAQ Stock Market, Inc.                               288,900
                                                                    -----------
                                                                      1,150,334
                                                                    -----------

                INSURANCE (3.0%)
   21,700       Aspen Insurance Holdings Ltd.                           547,057
   16,700       EMC Insurance Group, Inc.                               318,302
   21,100 *     National Interstate Corp.                               354,480
   43,500 *     NCRIC Group, Inc.                                       418,905
                                                                    -----------
                                                                      1,638,744
                                                                    -----------

  NUMBER
OF SHARES                       SECURITY                               VALUE
---------                       --------                            -----------
                REAL ESTATE INVESTMENT TRUST (8.8%)
    8,400       Alexandria Real Estate Equities, Inc.                   540,792
   16,600       BRE Properties, Inc., Class A                           585,980
   15,300       CenterPoint Properties Trust                            627,300
   14,500       Colonial Properties Trust                               556,945
   12,400       Corporate Office Properties Trust                       328,352
   25,400       Education Realty Trust, Inc.                            422,402
   12,400       Federal Realty Investment Trust                         599,540
    7,000       Kilroy Realty Corp.                                     286,370
    8,400       LaSalle Hotel Properties                                244,020
   18,500       Newcastle Investment Corp.                              547,600
                                                                    -----------
                                                                      4,739,301
                                                                    -----------
                                                                     14,742,183
                                                                    -----------

                TOTAL INVESTMENTS (98.3%)
                (Cost $49,051,535)**                                 53,291,862
                                                                    -----------

                OTHER ASSETS IN EXCESS OF LIABILITIES (1.7%)            927,982
                                                                    -----------

                TOTAL NET ASSETS (100.0%)                           $54,219,844
                                                                    ===========

          *     Non-income producing securities.

          ** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

                Aggregate cost                                      $49,725,114
                                                                    ===========

                Gross unrealized appreciation                       $ 6,019,612
                Gross unrealized depreciation                        (2,452,864)
                                                                    -----------

                Net unrealized appreciation/(depreciation)          $ 3,566,748
                                                                    ===========

          #     Portion of security out on loan.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WPG TUDOR FUND


By (Signature and Title)* /s/ Daniel S. Vandivort
                          ------------------------------------------------------
                          Daniel S. Vandivort, Chairman
                          (principal executive officer)

Date  May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Daniel S. Vandivort
                          ------------------------------------------------------
                          Daniel S. Vandivort, Chairman
                          (principal executive officer)


Date  May 23, 2005


By (Signature and Title)* /s/ William Kelly
                          ------------------------------------------------------
                          William Kelly, Executive Vice President and Treasurer (principal financial officer)

Date May 24, 2005

* Print the name and title of each signing officer under his or her signature.